Segment Information (Details) - Schedule of revenues by domestic and overseas - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Segment Information (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues	$ 152,022,381	$ 126,061,693	$ 89,415,798
Mainland China [Member]
Segment Information (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues	137,915,276	112,511,341	78,840,635
Singapore [Member]
Segment Information (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues	9,559,951	9,613,026	7,369,345
Hong Kong [Member]
Segment Information (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues	3,365,491	3,728,039	3,071,857
United States [Member]
Segment Information (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues	883,478	34,740
Malaysia [Member]
Segment Information (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues	161,132	148,128	125,748
Japan [Member]
Segment Information (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues	137,053	26,419	5,394
Australia [Member]
Segment Information (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues			2,167
India [Member]
Segment Information (Details) - Schedule of revenues by domestic and overseas [Line Items]
Revenues			$ 652